Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long term debt current		$ 18,165	$ 9,941	$ 191
Long term debt non current		180	6,724	6,025
Long term debt		18,345	16,665	6,216
2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Long term debt current		455	255
Long term debt non current			200
Long term debt		455	455
2024 Convertible Notes Fair Value [Member]
Debt Instrument [Line Items]
Long term debt current		9,480	8,986
Long term debt non current
Long term debt		9,480	8,986
Related Party Convertible Notes Payable Fair Value [Member]
Debt Instrument [Line Items]
Long term debt current		7,530
Long term debt non current			6,524
Long term debt		7,530	6,524
Related Party Loan Payable [Member]
Debt Instrument [Line Items]
Long term debt current		700	700
Long term debt non current
Long term debt		700	700
February 2025 Convertible Notes [Member]
Debt Instrument [Line Items]
Long term debt current
Long term debt non current		180
Long term debt		$ 180
2023 Notes Payable [Member]
Debt Instrument [Line Items]
Long term debt current	[1]			191
Long term debt non current	[1]			2,261
Long term debt	[1]			2,452
2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Long term debt current			255
Long term debt non current			200
Long term debt			455
2024 Convertible Notes Fair Value [Member]
Debt Instrument [Line Items]
Long term debt current			8,986
Long term debt non current
Long term debt			8,986
Related Party Convertible Notes Payable At Fair Value [Member]
Debt Instrument [Line Items]
Long term debt current
Long term debt non current			6,524	3,764
Long term debt			6,524	3,764
Related Party Loan Payable [Member]
Debt Instrument [Line Items]
Long term debt current			700
Long term debt non current
Long term debt			$ 700

[1]	Net of discount of $548.6 thousand as of December 31, 2023.